DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

10. DERIVATIVE FINANCIAL INSTRUMENTS

        The Company does not enter into derivative arrangements for hedging, trading or speculative purposes. However, some of the Company's contracts have embedded derivatives that are bifurcated and accounted for separately from the host agreements. None of these derivatives are designated as hedging instruments.

        The Company recognizes such derivative instruments as either assets or liabilities on the accompanying consolidated balance sheets at fair value and records changes in the fair value of the derivatives in the accompanying consolidated statements of income as other income, net.

        The fair value of derivative instruments as of December 31, 2011 and 2012 is as follows:

	Balance Sheet Location	2011	2012	2012
		RUR	RUR	$
Derivative assets:
Foreign exchange contracts	Investments in debt securities	44	12	0.4
Equity purchase contracts	Investments in non-marketable equity securities	—	8	0.3

Total derivative assets		44	20	0.7

Derivative liabilities:
Foreign exchange contracts	Accounts payable and accrued liabilities	1	1	—
Foreign exchange contracts	Other accrued liabilities	59	49	1.6

Total derivative liabilities		60	50	1.6

        The effect of derivative instruments not designated as hedging instruments on income for the years ended December 31, 2010, 2011 and 2012 amounted to nil, gain of RUR 42 and loss of RUR 18 ($0.6) respectively.